Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Gains or Losses Recognized in AOCI for the Cash Flow Hedges

	Years ended December 31,
	2019		2018		2017
$ in millions (net of tax)	Power	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$0.4	$16.6	$(2.8)	$17.5	$(4.3)	$17.4

Net gains / (losses) associated with current period hedging transactions	—	(1.0)	—	(0.1)	8.8	0.8
Net (gains) / losses reclassified to earnings:
Interest Expense	—	(1.1)	—	(0.8)	—	(0.7)
(Income) / loss from discontinued operations before income tax	(0.4)	—	3.2	—	(7.3)	—
Ending accumulated derivative gain / (loss) in AOCI	$—	$14.5	$0.4	$16.6	$(2.8)	$17.5

Portion expected to be reclassified to earnings in the next twelve months		$(1.1)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)		8

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location	Consolidated Statements of Operations or Balance Sheets of the gains and losses on DPL’s derivatives not designated as hedging instruments for the years ended December 31, 2018 and 2017:

	Year ended December 31, 2018
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$0.3	$—	$(0.1)	$0.2
Realized gain / (loss)	0.4	—	0.3	0.7
Total	$0.7	$—	$0.2	$0.9

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.7	$—	$0.2	$0.9
Total	$0.7	$—	$0.2	$0.9

	Year ended December 31, 2017
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$(0.4)	$1.9	$0.1	$1.6
Realized gain / (loss)	0.8	(0.7)	1.5	1.6
Total	$0.4	$1.2	$1.6	$3.2

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.4	$1.2	$1.6	$3.2
Total	$0.4	$1.2	$1.6	$3.2

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	DPL’s derivative instruments.

			December 31,
	Hedging Designation	Balance sheet classification	2019	2018
Interest rate hedges in a current asset position	Cash Flow Hedge	Prepayments and other current assets	$0.1	$0.9
Interest rate hedges in a non-current asset position	Cash Flow Hedge	Other non-current assets	$—	$0.6